Financial Risk Management (Details) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 30, 2022	Dec. 31, 2021 MXN ($) $ / shares $ / € $ / $ $ / $ $ / SFr $ / $	Dec. 31, 2021 USD ($) $ / shares $ / € $ / $ $ / $ $ / SFr $ / $	Dec. 31, 2021 EUR (€) $ / shares $ / € $ / $ $ / $ $ / SFr $ / $	Dec. 31, 2021 CHF (SFr) $ / shares $ / € $ / $ $ / $ $ / SFr $ / $	Dec. 31, 2021 ARS ($) $ / shares $ / € $ / $ $ / $ $ / SFr $ / $	Dec. 31, 2021 CLP ($) $ / shares $ / € $ / $ $ / $ $ / SFr $ / $	Dec. 31, 2020 MXN ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $ $ / shares	Dec. 31, 2020 USD ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $ $ / shares	Dec. 31, 2020 EUR (€) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $ $ / shares	Dec. 31, 2020 CHF (SFr) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $ $ / shares	Dec. 31, 2020 ARS ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $ $ / shares	Dec. 31, 2020 CLP ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $ $ / shares	Dec. 31, 2020 COP ($) $ / SFr $ / € $ / $ $ / $ $ / $ $ / $ $ / shares	Dec. 31, 2019 $ / $
Disclosure of nature and extent of risks arising from financial instruments
Foreign exchange rate		20.5031	20.5031	20.5031	20.5031	20.5031	20.5031	19.9493	19.9493	19.9493	19.9493	19.9493	19.9493	19.9493	18.8838
Assets		$ 293,742,081						$ 271,246,332
Liabilities		197,218,017						183,307,299
Foreign currency risk | U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets		17,054,602	$ 831,806					23,030,529	$ 1,154,453
Risk exposure on liabilities		$ 106,926,742	$ 5,215,150					$ 102,958,517	$ 5,161,009
Foreign exchange rate	19.8731	20.5031	20.5031	20.5031	20.5031	20.5031	20.5031	19.9493	19.9493	19.9493	19.9493	19.9493	19.9493	19.9493
Foreign currency risk | U.S. dollar | Long-term debt designated as a hedging instrument of the Group's investments in UH II, UHI and the investment in Open-Ended Fund
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure associated with instruments sharing characteristic		$ 26,666,715	$ 1,300,600					$ 22,559,983	$ 1,130,900
Foreign currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets		260,071		€ 11,139				469,509		€ 19,260
Risk exposure on liabilities		$ 13,962		€ 598				$ 28,058		€ 1,151
Foreign exchange rate | $ / €		23.3478	23.3478	23.3478	23.3478	23.3478	23.3478	24.3774	24.3774	24.3774	24.3774	24.3774	24.3774	24.3774
Foreign currency risk | Swiss francs
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets		$ 93,126			SFr 4,139			$ 9,868			SFr 438
Risk exposure on liabilities		$ 19,867			SFr 883			$ 14,847			SFr 659
Foreign exchange rate | $ / SFr		22.4997	22.4997	22.4997	22.4997	22.4997	22.4997	22.5299	22.5299	22.5299	22.5299	22.5299	22.5299	22.5299
Foreign currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets		$ 13,825					$ 576,044	$ 9,166					$ 327,357
Risk exposure on liabilities								$ 17,715					$ 632,679
Foreign exchange rate | $ / $		0.0240	0.0240	0.0240	0.0240	0.0240	0.0240	0.0280	0.0280	0.0280	0.0280	0.0280	0.0280	0.0280
Foreign currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on liabilities								$ 47,005						$ 8,246,548
Foreign exchange rate | $ / $								0.0057	0.0057	0.0057	0.0057	0.0057	0.0057	0.0057
Foreign currency risk | Argentinean pesos
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets		$ 12,780				$ 64,026		$ 15,763				$ 66,482
Foreign exchange rate | $ / $		0.1996	0.1996	0.1996	0.1996	0.1996	0.1996	0.2371	0.2371	0.2371	0.2371	0.2371	0.2371	0.2371
Foreign currency risk | Other currencies
Disclosure of nature and extent of risks arising from financial instruments
Risk exposure on assets								$ 7,713
Risk exposure on liabilities								$ 3,332
Assets		$ 5,266
Liabilities		$ 185